Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	4,000,000,000	4,000,000,000	4,000,000,000
Common stock, shares issued	3,877,282,251	3,877,282,251	3,877,282,251
Common stock, shares outstanding	3,877,282,251	3,877,282,251	3,877,282,251
Previously Reported [Member]
Common stock, par value		$ 0.001
Common stock, shares authorized		4,000,000,000
Common stock, shares issued		3,877,282,251
Common stock, shares outstanding		3,877,282,251